Business Combinations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business Combinations	Business Combinations4.1 Business Combinations
The Company has consummated certain business acquisitions during 2022 that were recorded using the acquisition method of accounting. The results of the acquired operations have been included in the consolidated financial statements since the date on which the Company obtained control of the respective business, as disclosed below. Therefore, the consolidated statements of income and the consolidated statements of financial position in the year of such acquisitions are not comparable in this respect with previous periods.

The consolidated statement of cash flows for the years ended December 31, 2022, shows the consideration paid for the acquired operations, net of the cash acquired in those acquisitions.

4.1.1 Business Acquisitions

During 2022 the Company had the following acquisitions:

1) On January 24, 2022, the Company, through its Brazilian subsidiary Spal Industria Brasileira de Bebidas, S.A. completed the acquisition of 100% of CVI Refrigerantes Ltda. (herein “CVI”), to expand its geographic footprint, for Ps. 1,948 in an all cash consideration. CVI was a bottler of Coca-Cola trademark products which operated in Rio Grande do Sul, Brazil. CVI is included in the Company’s Financial Statements since the acquisition date;

The allocation of the purchase price to the fair value of the net assets acquired is as follows:

2022
Total current assets, including cash acquired of Ps. 104	Ps. 615
Total non-current assets	972
Distribution rights	894
Total assets	2,481
Total liabilities	(731)
Net assets acquired	1,750
Goodwill arising on acquisition	197
Total consideration transferred	Ps. 1,947
Amount to be paid	(186)
Net payment on acquisition date	Ps. 1,761
Cash acquired of CVI	(104)
Net cash paid	Ps. 1,657

Total revenues of CVI for the period from the acquisition date through to December 31, 2022 were Ps. 1,923.
The consolidated total revenues of the Company adjusted to give effect to the acquisition of CVI, as if the acquisition had occurred on January 1, 2022 were Ps. 226,929 (unaudited).
2) On November 30, 2022, the Company completed the acquisition of 100% of the business of “Agua Cristal” from Bepensa, a mexican business group, in the Southeast region of Mexico for Ps. 699 in an all cash consideration transferred. The business of “Agua Cristal” is included in the Company results since December 2022. As of the date of these consolidated financial statements, the Company is in the process of completing the evaluation of the fair value of this acquisition; however the Company booked provisional amounts, among which the main are property, plant and equipment for Ps. 448 and distribution rights for Ps.228, the provisional amount of goodwill amounts to Ps. 8 and the amount of liabilities assumed was not significant.